Fresh Start Accounting And Effects Of Plan (Schedule Of Reconciliation Of Enterprise Value To Reorganized Asset Value And Determination Of Goodwill) (Detail) (USD $)
In Thousands, unless otherwise specified
1 Months Ended
Feb. 24, 2012
Reorganization Items [Line Items]
Total enterprise value	$ 485,000
Add: liabilities (excluding debt and equity)	87,765
Add: noncontrolling interest	8,100
Reorganization value of assets	580,865
Fair value of assets (excluding goodwill)	566,656
Reorganization value in excess of fair value (goodwill)	$ 14,209